Intangible Assets - Gross Balance (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 85,471
Intangible assets and goodwill at end of period	91,717	$ 85,471
Goodwill generated in the business combination		85,471
Gross Balance
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	217,931	195,443
Acquisitions	20,928	23,512
Disposals	(1,759)	(1,024)
Reclassification	(276)
Impairment loss	(350)
Intangible assets and goodwill at end of period	236,474	217,931
Gross Balance | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	16,714	16,714
Acquisitions
Disposals
Reclassification
Impairment loss
Intangible assets and goodwill at end of period	16,714	16,714
Gross Balance | Intangible assets arising from business combinations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	56,249	56,249
Acquisitions
Disposals
Reclassification
Impairment loss
Intangible assets and goodwill at end of period	56,249	56,249
Goodwill generated in the business combination	16,696	16,696
Gross Balance | Software or computer programs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	144,968	122,480
Acquisitions	20,928	23,512
Disposals	(1,759)	(1,024)
Reclassification	(276)
Impairment loss	(350)
Intangible assets and goodwill at end of period	163,511	144,968
Goodwill generated in the business combination	$ 58,307	$ 52,061